Short-Term Investments - Summary of Short-Term Investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Short Term Investments [Line Items]
Loan investment funds		R$ 407,928	R$ 210,971
Certificate of Bank Deposits	[1]	21,327	27,201
Treasury bills		374,690	574,310
Government bonds (LFT)		221,900	402,895
Dynamo Beauty Ventures Ltd. Fund	[2]	7,402
Total		1,033,247	1,215,377
Current		1,025,845	1,215,377
Non-current		R$ 7,402	R$ 0

[1]	The balance on December 31, 2019, related to the “Crer para Ver” line within an Company’s exclusive fund is R$38,018 (R$26,829 on December 31, 2018).
[2]	Natura Cosméticos S.A. became member of a new venture capital vehicle - the Dynamo Beauty Ventures (DBV) fund - whose mission is to identify and invest in emerging brands in cosmetics and well-being segments, the focus on Europe and the USA, acquiring non-controlling interest in companies with tremendous growth potential and innovative business models in the long term.